Employee benefits - Summary of Fair Value of Plan Assets by Category Defined Benefit Provident Fund Plan (Detail) - Defined Benefit Provident Fund Plan [Member]	Mar. 31, 2021	Mar. 31, 2020
Disclosure of defined benefit plans [line items]
Plan assets, percentage of fair value of plan assets	100.00%	100.00%
Central And State Government Bonds [Member]
Disclosure of defined benefit plans [line items]
Debt Instruments Percentage Contributed to Fair Value of Plan Assets	45.02%	44.20%
Public Sector Undertakings And Private Sector Bonds [Member]
Disclosure of defined benefit plans [line items]
Debt Instruments Percentage Contributed to Fair Value of Plan Assets	33.76%	34.10%
Alternative [member]
Disclosure of defined benefit plans [line items]
Debt Instruments Percentage Contributed to Fair Value of Plan Assets	21.22%	21.70%